GOODWILL AND OTHER INTANGIBLE ASSETS (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill [Line Items]
Impairment of goodwill	$ 0	$ 0
Goodwill	$ 62,659,000		$ 58,037,000	$ 44,257,000
Galaxy Digital Holdings, LP
Goodwill [Line Items]
Impairment of goodwill			0	0	$ 0
Goodwill			$ 58,037,000	$ 44,257,000	$ 24,645,000